Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable and the Allowance for Doubtful Debt

Accounts receivable and the allowance for expected credit losses consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Accounts receivable	11,975	19,963	2,786
Less: allowance for expected credit losses	(1,601)	(1,607)	(224)
	10,374	18,356	2,562

Accounts receivable and the allowance for doubtful debt consisted of the following:

	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Accounts receivable	1,617	15,785	11,975	1,640
Less: allowance for doubtful accounts	-	(37)	(1,601)	(219)
	1,617	15,748	10,374	1,421

Schedule of Movement of allowance of Expected Credit Loss

The movement of allowance of expected credit loss was as follows:

	December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
At the beginning of the year	(37)	(1,601)	(223)
Additions	(1,564)	(6)	(1)
At the end of the period	(1,601)	(1,607)	(224)